Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

April 7, 2010

Stephani Bouvet
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   PMX Communities, Inc.
	Post-Effective Amendment No. 1 to
      Form S-1
      Filed March 3, 2010
      File Number 333-161699

Dear Ms. Jacobs:

In response to your letter dated March 11, 2010, please note the following:

General

1. We note that on February 23, 2010, Dennis Carrasquillo, an officer and director of the company resigned, and was replaced by Michael Hiler; and that Michael McCauley was added as a vice president and director. However, it appears that corresponding Forms 8-K have not been filed pursuant to Items 5.02 and/or 5.01 of Form 8-k. Please file corresponding Forms 8-K and provide us with your analysis as to the applicability of either Item 5.02(a) or (b) to the events that have transpired.

The corresponding Forms 8-K has been filed. Item 5.02(b) is applicable to the resignation of Mr. Carrasquillo.


Post-Effective Amendment No. 1 to Form S-1 filed March 3, 2010
General
2. Per our conversation on March 11, 2010, counsel orally advised us that no sales have been made under this registration statement after February 23, 2010. Please confirm this in your response letter, or advice.

This is to confirm that no sales have been made under this registration statement after February 23, 2010.

3. Please include updated financial statements pursuant to Rule 8-08 of Regulation S-X, and as applicable, update the remainder of the filing accordingly.

The financial statements have been updated. Additionally, the remainder of the filing has been updated as applicable.

Management's Discussion and Analysis of Financial Condition.
Trends and Uncertainties, page 28

4. We note that preliminary discussions are being held with potential strategic partners to combine products under one company umbrella. In your response letter, please provide us with more specifics regarding the nature and status of these preliminary discussions. Tell us whether there are any proposed or general business combination agreements, the consummation of which is "probable."

As of the date of this post-effective amendment, there are currently no ongoing discussions with potential strategic partners of any significance regarding actual products or proposed or general business combination agreements, the consummation of which is "probable", "likely" or "potential". The disclosure has been revised as appropriate.

Business Experience of Officers, Directors and Significant Employees, page 35
5. Please update your disclosure to include the disclosure responsive to the recent adoption of SEC Release No. 33-9089A, available on our website at http://www.sec.gov/rules/final/2010/33-9089a.pdf.

No revision has been made as no matter has been submitted to a vote of security holders.

Summary Compensation Table, page 37
6. Please revise your summary compensation table to include the disclosure pertaining to Dennis Carrasquillo, regardless of compensation level, as it appears that he served as your principal executive officer during the last completed fiscal year. Refer to Item 402(m)(2) of Regulation S-K.

The summary compensation table has been revised to include the disclosure pertaining to Dennis Carrasquillo.

Item 27. Exhibits, page 78
7. We note that you recently amended the Articles of Incorporation to increase the number of authorized shares of common stock. Please file the amendment pursuant to Item 601(b)(3)(i) of Regulation S-K. Please also file a corresponding Form 8-K pursuant to Item 5.03.

The amendment to the Articles of Incorporation referred to was filed with the Nevada Secretary of State on June 30, 2009. The amendments to the Articles of Incorporation were filed as exhibits to the original Form S-1 filed on September 3, 2009 and have been incorporated by reference.

Thank you for your time and consideration in this matter.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker